SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2013
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Reconciliation of Allowance for Doubtful Accounts
Allowance for doubtful accounts:

	Year ended December 31,
	2013	2012	2011

Balance at beginning of year	$3,602	$3,525	$5,450
Increase during the year	808	986	1,657
Amounts collected	(235)	(222)	(420)
Write-off of bad debts	(996)	(687)	(3,162)

Balance at the end of year	$3,179	$3,602	$3,525

Schedule of Financial Income (Expenses), Net
Financial income (expenses), net:

	Year ended December 31,
	2013	2012	2011
Income:
Interest on cash equivalents, bank deposits and restricted cash	$411	$689	$1,064
Other	-	156	433

	411	845	1,497
Expenses:
Interest with respect to short-term bank credit and other	138	177	241
Interest with respect to long-term loans	2,081	2,341	2,719
Exchange rate differences	3,269	1,067	773
Other	1,162	692	999

	6,650	4,277	4,732

Total financial expenses, net	$(6,239)	$(3,432)	$(3,235)

Schedule of Other Income
Other income:

	Year ended December 31,
	2013	2012	2011

Settlement agreements relating to the aborted Agreement and Plan of Merger	$-	$2,727	$2,617
Sale of an investment which previously had been written off	-	-	3,034
Adjustments to the fair value of the contingent consideration relating to Wavestream's acquisition	-	-	2,539
Other	-	2	(116)

	$-	$2,729	$8,074